OTHER CURRENT ASSETS (Details) $ in Thousands	Dec. 31, 2023 USD ($) carrier subsidiary	Dec. 31, 2022 USD ($)
Other Assets [Abstract]
Prepaid expenses	$ 1,517	$ 465
Other receivables	1,895	3,293
Other current assets	$ 3,412	$ 3,758
Debt guarantees, number of subsidiaries | subsidiary	2
Debt guarantees, number of carriers | carrier	2